Defined benefit plans (Detail 9) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Increase / (decrease) in defined benefit obligation
Rate of pension increase	0.00%	0.00%
Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (1,667)	$ (857)
Decrease by 50 basis points	1,893	973
Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	166	120
Decrease by 50 basis points	(167)	(117)
Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	1,315	639
Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	254	144
Decrease by 50 basis points	(252)	(144)
Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 895	$ 416